Average Annual Total Returns - PIMCO All Asset Fund	Institutional 1 Year	Institutional 5 Years	Institutional 10 Years	Institutional Return After Taxes on Distributions 1 Year		Institutional Return After Taxes on Distributions 5 Years		Institutional Return After Taxes on Distributions 10 Years		Institutional Return After Taxes on Distributions and Sales of Fund Shares 1 Year		Institutional Return After Taxes on Distributions and Sales of Fund Shares 5 Years		Institutional Return After Taxes on Distributions and Sales of Fund Shares 10 Years		I-2 1 Year	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 5 Years	I-3 10 Years	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	R 1 Year	R 5 Years	R 10 Years	Bloomberg Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes) 10 Years	Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes) 1 Year	Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes) 5 Years	Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes) 10 Years	Lipper Alternative Global Macro Funds Average (reflects no deductions for taxes) 1 Year	Lipper Alternative Global Macro Funds Average (reflects no deductions for taxes) 5 Years	Lipper Alternative Global Macro Funds Average (reflects no deductions for taxes) 10 Years
Total	8.41%	8.35%	5.05%	6.79%	[1]	6.53%	[1]	3.12%	[1]	4.94%	[1]	5.67%	[1]	3.03%	[1]	8.38%	8.25%	4.95%	8.18%	8.19%	4.90%	8.23%	8.09%	4.80%	3.91%	7.05%	4.15%	6.08%	7.05%	3.76%	7.67%	7.59%	4.28%	8.39%	4.13%	2.88%	6.30%	6.93%	6.72%	5.53%	5.06%	3.78%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.